IFRS To US GAAP Reconciliation Of Total Equity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Equity [Line Items]
Total Equity in accordance with IFRS	$ 7,662	$ 7,093
Adjustments to conform with U.S. GAAP	(2,707)	(2,268)
Total Equity in accordance with U.S. GAAP	4,955	4,825	4,857	4,559
Development costs, net [Member]
Reconciliation Of Equity [Line Items]
Adjustments to conform with U.S. GAAP	(2,862)	(2,361)
Goodwill and other intangible assets [Member]
Reconciliation Of Equity [Line Items]
Adjustments to conform with U.S. GAAP	130	142
Defined benefit plans [Member]
Reconciliation Of Equity [Line Items]
Adjustments to conform with U.S. GAAP	29	(11)
Restructuring provisions [Member]
Reconciliation Of Equity [Line Items]
Adjustments to conform with U.S. GAAP	6	22
Other Adjustments [Member]
Reconciliation Of Equity [Line Items]
Adjustments to conform with U.S. GAAP	15	26
Tax impact on adjustments [Member]
Reconciliation Of Equity [Line Items]
Adjustments to conform with U.S. GAAP	773	638
Deferred tax assets and tax contingencies recognition [Member]
Reconciliation Of Equity [Line Items]
Adjustments to conform with U.S. GAAP	$ (798)	$ (724)